Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets abstract
Schedule of other non current and current assets

	2022			2021
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	17,492	293	17,785	18,020	299	18,319
Prepayments and accrued income	37	5,925	5,962	27	3,213	3,240
Other assets	689	24,390	25,079	687	4,896	5,583
Total	18,218	30,608	48,826	18,734	8,408	27,142